Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2013
Changes of Accrued Restructuring Charges

The changes of the accrued restructuring charges for the years ended March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Beginning balance	¥885	¥3,402
Restructuring charges	34,102	16,626
Cash payments	(31,585)	(18,193)

Ending balance	¥3,402	¥1,835

Significant Restructuring Activities

The following table represents significant restructuring activities for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Imaging & Solutions	¥29,737	¥13,440
Industrial Products	1,426	197
Other	357	2,003
Corporate	2,582	986

Total	¥34,102	¥16,626